Schedule of movements of allowance for expected credit loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Credit Loss [Abstract]
Allowance for expected credit loss, beginning balance	$ 121,778	$ 122,030
Reversal	(8,508)
Addition	13,609
Exchange difference	8,079	(252)
Total accounts receivable	$ 134,958	$ 121,778